INVESTMENTS IN LOANS AND SECURITIES - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ (100,958)	$ 0
Additions to allowance for credit losses not previously recorded	(347,189)	(134,510)
Additions to allowance for credit losses arising from purchases	(3,246)
Additions (reductions) on securities with previous allowance	(66,356)
Write-offs charged against the allowance	7,455	33,552
Balance at end of period	(510,294)	(100,958)
Securitization notes
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0	0
Additions to allowance for credit losses not previously recorded	0	0
Additions to allowance for credit losses arising from purchases	0
Additions (reductions) on securities with previous allowance	0
Write-offs charged against the allowance	0	0
Balance at end of period	0	0
Securitization certificates
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(98,679)	0
Additions to allowance for credit losses not previously recorded	(347,189)	(131,110)
Additions to allowance for credit losses arising from purchases	0
Additions (reductions) on securities with previous allowance	(62,873)
Write-offs charged against the allowance	0	32,431
Balance at end of period	(508,741)	(98,679)
Other loans and receivables
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	(2,279)	0
Additions to allowance for credit losses not previously recorded	0	(3,400)
Additions to allowance for credit losses arising from purchases	(3,246)
Additions (reductions) on securities with previous allowance	(3,483)
Write-offs charged against the allowance	7,455	1,121
Balance at end of period	$ (1,553)	$ (2,279)